Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Commitments	These milestone payments relate to product candidates in the following phases:

(in KUSD):
R&D Phase	Development	Regulatory	Sales-based	Total
Pre-clinical	53,497	11,650	158,259	223,406
Phase I	23,719	19,000	73,500	116,219
Phase II	10,797	—	—	10,797
December 31, 2020	88,013	30,650	231,759	350,422

R&D Phase	Development	Regulatory	Sales-based	Total
Pre-clinical	55,290	19,000	118,000	192,290
Phase I	23,615	19,000	73,500	116,115
Phase II	15,568	—	—	15,568
December 31, 2019	94,473	38,000	191,500	323,973